UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05898

Morgan Stanley Prime Income Trust
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	September 30, 2007

Date of reporting period:	December 31, 2006

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Prime Income Trust

Portfolio of Investments • December 31, 2006 (Unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Variable Rate Senior Loan Interests (a) (97.0%)
	Advertising/Marketing Services (0.9%)
$7,155	Affinion Group, Inc.	8.10 - 8.12%	10/17/12	$7,195,314
1,995	Building Materials Holding Corp.	7.86	11/10/13	2,012,456
1,889	DoubleClick, Inc.	9.38 - 9.48	07/13/12	1,912,738
				11,120,508
	Aerospace & Defense (3.4%)
3,551	Alion Science & Technology Corporation	8.11	08/02/09	3,555,371
5,000	Alion Science & Technology Corporation	10.86	12/31/07	5,006,250
898	Apptis (DE), Inc.	8.60 - 10.50	01/05/10	903,382
4,840	ARINC, Inc.	7.37	03/10/11	4,849,215
3,940	DynCorp International, LLC	7.63 - 7.69	02/11/11	3,966,280
928	IAP Worldwide Services, Inc.	9.69	12/30/12	914,779
2,000	IAP Worldwide Services, Inc.	15.19	06/30/13	1,895,000
3,464	ILC Industries, Inc.	7.86	02/24/12	3,494,955
2,450	K&F Acquisition, Inc.	7.35	11/18/12	2,461,858
1,822	Primus International, Inc.	7.85	06/07/12	1,830,443
702	SI International, Inc.	7.35 - 7.46	02/10/11	702,933
1,000	Wesco Aircraft Hardware Corp.	11.13	03/28/14	1,024,170
2,000	Wesco Aircraft Hardware Corp.	7.60	09/29/13	2,014,380
894	Wyle Laboratories, Inc.	8.12	01/28/11	898,802
5,500	Wyle Laboratories, Inc.	11.87	07/28/11	5,589,375
				39,107,193
	Airlines (0.7%)
2,500	Delta Airlines, Inc.	8.12	03/16/08	2,523,950
1,592	United Airlines, Inc.	9.12 - 9.13	02/01/12	1,606,790
3,500	US Airways Group Inc.	8.86	03/31/11	3,527,825
				7,658,565
	Apparel/Footwear (0.3%)
1,000	Gold Toe Investment Corp.	11.38	04/30/14	1,018,750
1,333	Gold Toe Investment Corp.	8.13	10/30/13	1,342,920
1,000	HBI Branded Apparel Limited, Inc.	9.19	03/05/14	1,028,660
				3,390,330
	Apparel/Footwear Retail (0.1%)
1,515	HanesBrand, Inc.	7.60 - 7.69	09/05/13	1,531,589

	Auto Parts: OEM (1.8%)
2,652	Accuride Corp.	7.38	01/31/12	2,657,626
1,995	Acument Global Technologies, Inc.	8.92	08/11/13	2,009,963
3,000	Dana Corp.	7.55	04/13/08	3,004,710
3,322	Federal-Mogul Corp. (Revolver) (f)	7.10	02/24/04	3,275,081
997	Lear Corp.	7.86 - 7.87	04/25/12	996,950
4,733	Navistar International Corp.	10.32 - 10.37	02/22/09	4,805,072
2,040	Polypore, Inc.	8.35	11/12/11	2,055,558
2,985	Sensata Technologies B.V., Sensata Technologies Finance Company, LLC	7.10 - 7.13	04/27/13	2,968,911
				21,773,871
	Automotive Aftermarket (1.4%)
7,369	Metokote Corp.	8.35 - 8.38	11/27/11	7,368,750
3,200	Oshkosh Truck Corp.	7.35	12/06/13	3,206,496
1,489	TRW Automotive, Inc.	6.88	06/30/12	1,487,231
3,000	United Components, Inc.	7.63	06/30/10	3,015,000
1,358	United Components, Inc.	7.63	06/30/12	1,364,834
				16,442,311
	Automotive Parts Retailer (0.2%)
2,500	CSK Auto, Inc.	8.38 - 8.44	12/31/12	2,532,800

	Broadcast/Media (1.7%)
623	Barrington Broadcasting, LLC	7.60	08/11/13	627,920
4,918	CMP KC, LLC	9.38	05/03/11	4,924,587
7,686	CMP Susquehanna Corp.	7.38 - 7.44	05/05/12	7,709,148
661	LBI Media, Inc.	6.85 - 6.88	03/31/12	654,000
988	NextMedia Operating, Inc.	7.35	11/15/12	986,137
1,000	NextMedia Operating, Inc.	9.85	11/15/13	1,007,080
938	Regent Broadcasting, LLC	7.87	11/21/13	941,016
2,948	Spanish Broadcasting System, Inc.	7.12	06/10/12	2,946,262
				19,796,150

	Broadcasting (0.7%)
995	Cumulus Media, Inc.	7.32 - 7.37	06/07/13	999,806
1,364	Emmis Communications Co.	7.35	11/01/13	1,373,114
3,000	Multicultural Radio Broadcating, Inc.	10.00	12/18/12	3,013,140
2,750	Multicultural Radio Broadcating, Inc.	13.00	06/18/13	2,756,875
				8,142,935
	Building Products (1.0%)
1,286	Armstrong World Industries, Inc.	7.10	10/02/13	1,289,816
2,723	Axia, Inc.	8.62	12/21/12	2,668,050
2,571	Beacon Sales Acquisition, Inc.	7.35	09/30/13	2,577,857
1,985	Formica Corp.	8.36	03/15/13	1,983,769
1,903	Interline Brands, Inc.	7.10 - 7.12	06/23/13	1,906,621
993	Universal Building Products, Inc.	8.85 - 8.87	04/28/12	987,538
				11,413,651
	Cable/Satellite TV (7.7%)
4,000	Century Cable Holdings, LLC	10.25	06/30/09	3,907,160
25,000	Century Cable Holdings, LLC	10.25	12/31/09	24,380,250
23,000	Charter Communications Operating, LLC	8.01	04/27/13	23,176,870
10,448	CSC Holdings, Inc.	7.11 - 7.13	03/29/13	10,462,544
5,000	Hilton Head Communications LP (Revolver)	8.25	09/30/07	4,852,100
992	Knology, Inc.	7.85 - 7.88	06/29/10	997,565
1,980	MCC Iowa (Mediacom) , LLC	6.87 - 7.12	02/01/14	1,974,278
1,000	MCC Iowa (Mediacom) , LLC	7.12	01/31/15	997,110
8,000	Olympus Cable Holdings, LLC	9.50	06/30/10	7,801,840
11,000	Olympus Cable Holdings, LLC	10.25	09/30/10	10,752,500
				89,302,217
	Casino/Gaming (2.2%)
2,118	Bally Technologies, Inc.	7.87 - 8.83	09/04/09	2,120,885
2,644	BLB Worldwide Holdings, Inc.	7.85 - 7.95	08/23/11	2,676,845
1,945	CCM Merger Corp.	7.35 - 7.37	09/30/12	1,946,792
333	Greektown Casino, LLC	7.89	12/03/12	336,250
1,250	Pinnacle Entertainment, Inc.	7.35	12/14/11	1,255,475
9,000	Venetian Casino Resorts, LLC	7.12	06/15/11	9,044,550
2,729	Venetian Macau, Ltd.	8.12	05/25/13	2,742,087
5,279	Yonkers Racing Corp.	8.82 - 8.88	08/12/11	5,348,187
				25,471,071
	Cellular Phone (0.2%)
1,870	American Cellular Corp.	7.63	08/07/13	1,881,179

	Chemicals: Major Diversified (4.0%)
4,628	BCP Crystal Holdings, Ltd.	7.11	04/06/11	4,653,234
2,222	Ferro Corp.	8.10 - 8.60	06/06/12	2,219,444
1,870	Georgia Gulf Corp.	7.35	10/03/13	1,882,002
4,985	Hexion Specialty Chemicals, Inc.	7.88	05/05/13	4,984,920
13,608	Huntsman International, LLC	7.10	08/18/12	13,632,851
4,308	Ineos Holdings, Ltd. (United Kingdom)	7.61	12/23/13	4,356,381
4,308	Ineos Holdings, Ltd. (United Kingdom)	8.11	12/23/14	4,356,381
5,432	Invista B.V. (Canada)	6.88	04/29/11	5,431,214
1,579	Lucite International US FINCO LLC (United Kingdom)	8.10	07/07/13	1,592,103
2,000	Wellman, Inc.	9.37	02/10/09	1,979,380
2,500	Wellman, Inc.	12.12	02/10/10	2,050,000
				47,137,910
	Chemicals: Specialty (2.1%)
2,500	Brenntag Holding GmbH & Co. KG (Germany)	8.08	01/17/14	2,524,714
500	Brenntag Holding GmbH & Co. KG (Germany)	12.08	07/17/15	513,395
2,686	FiberVision Delaware Corporation	8.86	03/31/13	2,564,893
8,254	ISP Chemco, Inc.	7.38 - 7.63	02/16/13	8,276,054
173	JohnsonDiversey, Inc.	7.87	11/03/09	175,078
132	JohnsonDiversey, Inc.	7.87	12/16/10	132,924
5,913	Kraton Polymers, LLC	7.38	12/23/10	5,931,214
1,474	Niagara Holdings, Inc.	7.37	02/11/12	1,480,500
980	Nusil Technology, LLC	8.10	10/24/13	987,350
1,920	Rockwood Specialties Group, Inc.	7.38	07/30/12	1,931,492
				24,517,614
	Computer Communications (0.2%)
2,000	GXS Worldwide, Inc.	10.38	07/29/11	2,011,240
776	Vertafore, Inc.	7.87	01/31/12	780,192
				2,791,432
	Computer Software & Services (1.9%)
163	Blackboard, Inc.	7.60	02/28/12	163,887

3,741	Dealer Computer Services, Inc.	7.85	10/26/12	3,764,341
1,500	Dealer Computer Services, Inc.	10.85	10/26/13	1,521,570
1,244	Epicor Software Corp.	7.78 - 9.15	03/30/12	1,249,198
2,138	Infor Enterprise Solutions Holdings, Inc.	9.12	07/28/12	2,160,200
2,000	Open Solutions, Inc.	11.87	11/30/11	2,050,000
995	Stratus Technologies, Inc.	8.36 - 8.37	03/29/11	993,756
9,875	SunGard Data Systems, Inc.	7.88	02/11/13	9,981,847
				21,884,799
	Construction Materials (0.3%)
177	Builders Firstsource, Inc.	7.87	08/11/11	177,548
792	Contech Construction Products, Inc.	7.36 - 7.38	01/31/13	793,189
1,955	Nortek, Inc.	7.36	08/27/11	1,953,788
				2,924,525
	Consumer Sundries (3.9%)
248	Aearo Technologies, Inc.	7.86	03/24/13	250,400
3,667	Aearo Technologies, Inc.	11.86	09/24/13	3,721,667
923	American Safety Razor Co.	7.85 - 7.88	07/31/13	930,341
1,000	American Safety Razor Co.	11.72	01/30/14	1,015,000
1,985	Amscan Holdings, Inc.	8.38 - 8.39	12/23/12	2,002,369
4,798	Bare Escentuals Beauty, Inc.	7.85	02/18/12	4,818,709
2,333	BLB Worldwide Holdings, Inc.	9.70	07/18/12	2,368,333
2,912	Burt’s Bees, Inc.	8.11 - 8.12	03/29/11	2,911,500
4,855	CEI Holdings, Inc.	8.85 - 10.50	12/03/10	4,855,486
2,381	Crawford & Co.	7.86	10/30/13	2,392,857
2,920	Marietta Intermediate Holding Corp.	8.81 - 10.50	12/17/10	2,642,600
3,232	Natural Products Group, LLC	8.37	06/19/13	3,237,799
667	Natural Products Group, LLC	11.86	12/19/13	673,333
2,925	Prestige Brands, Inc.	7.71 - 9.50	04/06/11	2,940,239
6,221	Spectrum Brands, Inc.	8.60 - 8.63	02/06/12	6,248,954
1,985	UCG Paper Crafts, Inc.	8.60	02/17/13	1,989,963
2,985	World Kitchen, Inc.	8.62 - 8.87	03/31/12	2,996,194
				45,995,744
	Consumer/Business Services (1.0%)
1,667	AlixPartners, LLC	7.88	10/12/13	1,682,817
5,799	Buhrmann US, Inc. (Netherlands)	7.11 - 7.12	12/31/10	5,810,544
598	Coinmach Corp.	7.88	12/19/12	603,459
3,000	VNU, Inc.	8.13	08/09/13	3,024,570
				11,121,390
	Containers/Packaging (2.8%)
1,549	Altivity Packaging, LLC	7.60 - 7.61	06/30/13	1,565,932
193	Captive Plastics, Inc.	8.11	08/18/11	193,968
1,950	Consolidated Container Holdings, LLC	8.63	12/15/08	1,959,750
470	Covalence Specialty Materials Corp.	7.38	02/16/13	470,836
2,667	Covalence Specialty Materials Corp.	7.38	05/18/13	2,671,680
500	Covalence Specialty Materials Corp.	8.63	08/16/13	506,250
660	Crown Americas, Inc.	7.12	11/15/12	661,855
5,446	Graham Packaging Co.	7.63 - 7.69	10/07/11	5,484,706
1,429	Graham Packaging Co.	9.63	04/07/12	1,443,029
10,791	Graphic Packaging International Corp.	7.85 - 8.14	06/30/10	10,930,221
1,750	Kranson Industries, Inc.	8.17	07/13/13	1,759,835
1,015	Nexpak Corp. (Revolver) (b) (c) (d)	11.02 - 11.08	03/31/07	942,529
4,196	Nexpak Corp. (b) (c) (d)	11.02 - 13.02	03/31/07	1,501,565
902	Ranpak, Inc.	7.86	12/14/11	904,320
1,089	Smurfit-Stone Container Enterprises, Inc.	7.63	11/01/11	1,096,761
				32,093,237
	Containers - Metals & Glass (0.2%)
1,784	Anchos Glass Container Corp.	7.61 - 7.62	05/03/13	1,788,598

	Diversified Manufacturing (1.2%)
590	Arnold Magnetic Technologies Corp.	9.13 - 10.50	03/06/11	586,592
562	Arnold Magnetic Technologies Corp.	9.35 - 11.50	03/06/12	559,462
6,000	Babcock & Wilcox Co.	8.01 - 8.36	02/22/12	6,037,500
3,000	Brown Jordan International, Inc.	9.38 - 11.25	04/30/12	3,007,500
1,995	MW Industries, Inc.	8.37	11/01/13	2,004,975
1,137	X-Rite, Inc.	7.63 - 9.50	06/30/12	1,137,143
500	X-Rite, Inc.	10.37	06/30/13	502,500
				13,835,672
	Education (0.7%)
4,161	Educate Operating Co.	9.36 - 11.25	03/31/12	4,098,706
4,534	Education Management, LLC	7.88	06/01/13	4,570,364
				8,669,070

	Electric Utilities(0.2%)
2,000	Primary Energy Holdings, LLC	8.12	08/24/09	2,008,760

	Electronic Components (0.2%)
750	Deutsche Connector Group (France)	7.83	06/22/14	756,443
750	Deutsche Connector Group (France)	8.08	06/22/15	759,728
1,350	Eastman Kodak Co.	7.60	10/18/12	1,355,574
				2,871,745
	Entertainment & Leisure (2.9%)
2,481	24 Hour Fitness, Inc.	7.87	06/08/12	2,502,961
1,965	Alliance Atlantis Communications, Inc. (Canada)	6.86	12/20/11	1,965,413
5,000	Bombardier Recreational Products, Inc. (Canada)	7.88	06/28/13	5,004,700
6,269	Cedar Fair, L.P.	7.85	08/30/13	6,338,206
2,494	Cinemark USA, Inc.	7.38	10/05/13	2,509,161
1,709	Fender Musical Instruments Corp.	8.13	03/30/12	1,720,135
2,983	Mets Limited Partnership	7.56	07/25/10	2,990,314
1,995	Six Flags Theme Parks, Inc.	8.62	06/30/09	2,020,280
3,000	Southwest Sports Group, LLC	7.88	12/22/10	3,000,930
2,970	Sunshine Acquisition, Ltd.	7.60	03/20/12	2,993,196
2,776	Universal City Development Partners, Ltd.	7.35 - 7.38	06/09/11	2,788,524
				33,833,820
	Environmental Services (1.1%)
1,683	Allied Waste North America, Inc.	7.12 - 7.21	01/15/12	1,687,368
4,005	Environmental Systems Products Holdings, Inc.	8.85 - 8.88	12/12/08	4,025,302
3,000	Environmental Systems Products Holdings, Inc.	15.35 - 15.38	12/12/10	3,015,000
881	Wastequip, Inc.	7.60	07/15/11	881,123
500	Wastequip, Inc.	10.85	07/15/12	505,000
2,915	Waste Services, Inc.	10.25	03/31/11	2,925,930
				13,039,723
	Finance - Commercial (1.3%)
499	Bankruptcy Mnangement Solutions, Inc.	8.13	07/31/12	501,867
499	Bankruptcy Mnangement Solutions, Inc.	11.60	07/31/13	506,855
3,077	Concord Re Limited	9.63	02/29/12	3,123,077
1,870	First American Payment Systems, L.P.	8.63	10/06/13	1,882,002
2,652	LPL Holdings, Inc.	7.88 - 10.25	06/28/13	2,662,859
4,550	Oxford Acquisition III Limited	7.75	10/20/14	4,586,946
1,587	TD Ameritrade Holding Corp.	6.82	12/31/12	1,588,568
				14,852,174
	Finance - Corporate (0.2%)
2,400	Grosvenor Capital Management Holdings	7.63	12/05/13	2,413,488

	Finance/Rental/Leasing (0.8%)
6,468	Hertz Corp.	7.35 - 7.37	12/21/12	6,519,320
2,909	Rent-A-Center, Inc.	7.11 - 7.13	06/12/12	2,915,263
				9,434,583
	Financial Publishing (1.2%)
6,862	Merrill Communications, LLC	7.60	12/22/12	6,886,920
2,000	Merrill Communications, LLC	11.85	11/15/13	2,000,000
2,923	National Processing Co. Group, Inc.	8.35	09/29/12	2,935,880
2,273	Verifone Intermediate Holdings, Inc.	7.12	10/31/13	2,279,477
				14,102,277
	Financial Services (1.4%)
2,500	Dollar Financial Corp.	8.05	10/30/12	2,510,550
4,325	Fidelity National Information Solutions, Inc.	7.10	03/09/13	4,330,017
3,767	iPayment, Inc.	7.35 - 7.36	05/10/13	3,760,214
3,048	The Nasdaq Stock Market, Inc.	7.07 - 7.11	04/18/12	3,049,808
1,924	TransFirst Holdings, Inc.	7.87	08/15/12	1,935,773
1,250	TransFirst Holdings, Inc.	11.62	08/15/13	1,256,250
				16,842,612
	Food Distributors (1.3%)
4,988	Acosta Sales Co., Inc.	8.10	07/28/13	5,039,470
1,247	Coleman Natural Foods, LLC	8.37	08/22/12	1,234,406
1,000	Coleman Natural Foods, LLC	12.37	08/22/13	950,000
4,988	DCI Cheese Company, Inc.	8.61	08/07/13	4,993,734
1,667	FSB Holdings, Inc.	7.88	09/29/13	1,675,000
1,000	FSB Holdings, Inc.	11.13	03/29/14	1,005,620
				14,898,230
	Food Retail (1.3%)
5,996	Michelina’s, Inc.	8.38	04/02/11	6,033,572
3,960	Roundy’s Supermarkets, Inc.	8.36 - 8.38	11/03/11	4,000,590
1,733	Supervalu, Inc.	6.85	06/02/11	1,729,119

3,233	Supervalu, Inc.	7.10	06/02/12	3,243,413
				15,006,694
	Food: Major Diversified (1.0%)
6,335	Dole Food Co., Inc.	7.44 - 9.25	04/13/13	6,296,567
4,857	Michael Foods, Inc.	7.35 - 7.55	11/21/10	4,870,420
				11,166,987
	Foods & Beverages (2.9%)
2,919	Advantage Sales & Marketing, Inc.	7.37 - 7.46	03/29/13	2,911,236
7,037	Birds Eye Foods, Inc.	8.07	06/30/08	7,045,982
1,460	Bolthouse Farms, Inc.	7.63	12/16/12	1,462,303
6,000	DS Waters of America, Inc.	7.85 - 7.87	10/25/13	6,022,500
993	Farley’s & Sathers Candy Co.	8.12 - 10.00	06/15/10	994,981
914	National Dairy Holding, L.P.	7.35	03/15/12	916,213
3,810	PBM Products LLC	8.10	09/29/12	3,838,967
4,725	Pierre Foods, Inc.	7.61	06/30/10	4,746,699
2,819	Pinnacle Foods Holding Corp.	7.35 - 7.37	11/25/10	2,828,950
2,000	Reddy Ice Group, Inc.	7.12	08/09/12	2,002,500
1,156	Sunny Delight Beverage Co.	11.38	08/20/10	1,124,643
				33,894,974
	Forest Products (0.4%)
1,422	White Birch Paper Co. (Canada)	8.62	04/08/12	1,441,471
1,333	White Birch Paper Co. (Canada)	12.87	04/08/13	1,351,947
2,427	Xerium Technologies, Inc.	7.86	05/18/12	2,423,836
				5,217,254
	Healthcare (3.1%)
5,985	American Medical Systems, Inc.	7.63 - 7.81	07/20/12	5,992,481
2,981	Capella Healthcare, Inc.	8.36	11/30/12	3,000,779
1,000	Capella Healthcare, Inc.	11.36	11/30/13	1,003,750
2,000	Emdeon Business Services, LLC	7.85	11/16/13	2,007,500
902	Genoa Healthcare Group, LLC	8.60 - 10.50	08/10/12	908,574
9,091	HCA, Inc.	8.11	11/17/13	9,202,182
2,063	HealthCare Partners	7.35	10/31/13	2,069,290
2,993	Healthsouth Corp.	8.62	03/10/13	3,016,410
4,145	Multiplan, Inc.	7.82	04/12/13	4,142,054
2,500	Sterigenics International, Inc.	7.86 - 9.75	11/21/13	2,508,600
2,220	VWR International, Inc.	7.63	04/07/11	2,227,232
				36,078,852
	Home Building (1.0%)
1,995	Lake at Las Vegas Joint Venture, LLC	10.00 - 10.12	11/01/09	1,923,468
1,370	NLV Holdings, LLC	8.11	05/09/11	1,369,706
4,274	Rhodes Ranch General Partnership	8.61	11/21/10	4,199,243
1,500	Shea Capital, LLC	7.37 - 8.75	10/27/11	1,481,250
1,333	Standard Pacific Corp.	6.87	05/06/13	1,313,333
1,121	Yellowstone Development, LLC	7.73	12/30/10	1,114,107
				11,401,107
	Home Furnishings (0.9%)
2,328	Generation Brands	8.14	12/20/12	2,329,862
2,000	Generation Brands	11.94	06/20/13	2,013,760
3,110	Hunter Fan Co.	7.90	03/24/12	3,063,715
2,500	National Bedding Co.	10.37	08/31/12	2,521,875
				9,929,212
	Hospital/Nursing Management (0.4%)
4,135	Lifepoint Hospitals, Inc.	6.98	04/15/12	4,123,987

	Hotels/Resorts/Cruiselines (0.5%)
3,028	Interstate Operating Company, L.P.	9.88	01/14/08	3,051,125
1,644	Kuilima Resort Company	8.10	09/30/10	1,625,686
1,000	Kuilima Resort Company	11.85	09/30/11	958,750
				5,635,561
	Industrial Machinery (0.8%)
470	Gleason, Inc.	7.88	06/30/13	473,074
1,764	Goodman Global Holdings, Inc.	7.19	12/23/11	1,764,286
4,520	Mueller Group, Inc.	7.36 - 7.38	10/03/12	4,552,435
2,374	Sensus Metering Systems, Inc.	7.37 - 7.58	12/17/10	2,367,978
315	Sensus Metering Systems, Inc. (Luxembourg)	7.37 - 7.58	12/17/10	314,538
				9,472,311
	Industrial Services (0.1%)
985	Brand Services, Inc.	7.60 - 7.62	01/15/12	986,858

	Industrial Specialties (0.7%)
6,171	Panolam Industrial International, Inc.	8.11	09/30/12	6,190,503
1,985	Unifrax Corp.	7.63	05/02/13	1,991,193
				8,181,696
	Insurance (0.1%)
399	Audatex North America, Inc.	7.62	04/13/13	402,240
577	U.S.I. Holding Corp.	7.63 - 7.69	03/24/11	577,539
				979,779
	Life/Health Insurance (1.5%)
1,796	Applied Systems, Inc.	8.11 - 8.18	09/26/13	1,806,165
2,742	ARG Holdings, Inc.	8.38	11/30/11	2,759,865
3,000	ARG Holdings, Inc.	12.63	11/30/12	3,030,000
222	CCC Information Services, Inc.	7.87	08/20/10	223,196
2,978	CCC Information Services, Inc.	7.87	02/10/13	2,990,820
6,257	Conseco, Inc.	7.35	10/10/13	6,284,427
				17,094,473
	Medical Specialties (0.4%)
990	Accellent, Inc.	7.37	11/22/12	990,000
1,832	AGA Medical Corp.	7.35 - 7.37	04/28/13	1,831,073
1,644	CONMED Corp.	7.35 - 9.25	04/12/13	1,645,279
				4,466,352
	Medical/Nursing Services (0.9%)
1,781	Davita, Inc.	7.35 - 7.69	10/05/12	1,793,085
2,855	Fresenius Medical Care Holdings, Inc.	6.74 - 6.75	03/31/13	2,843,956
1,489	Golden Gate National Senior Care, LLC	8.11	03/14/11	1,499,603
498	National Renal Institutes, Inc.	7.63	03/31/13	497,500
3,915	Select Medical Corp.	7.11 - 9.00	02/24/12	3,851,021
				10,485,165
	Metals (0.2%)
2,000	John Maneely Co.	10.50	12/08/13	2,001,240

	Miscellaneous (0.4%)
1,000	Foster Wheelers, LLC	7.27	09/13/11	1,005,000
3,117	Open Text Corp.	7.86	10/02/13	3,136,670
				4,141,670
	Miscellaneous Commercial Services (0.7%)
249	Atlantic Marine Holding Company	7.88	08/02/13	250,616
2,494	Contec, LLC	8.75	06/15/12	2,499,984
2,000	Institutional Shareholders Services, Inc.	7.86	09/30/11	2,005,000
3,237	Outsourcing Solutions, Inc.	10.85	09/30/10	3,188,846
				7,944,446
	Miscellaneous Manufacturing (0.1%)
632	FR X Ohmstede Acquisitions Co.	8.38 - 8.44	08/09/13	640,174

	Movies/Entertainment (2.7%)
6,748	AMC Entertainment, Inc.	7.48	01/26/13	6,798,319
2,317	Metro-Goldwyn Mayer Studios, Inc.	8.61	04/08/11	2,295,987
15,402	Metro-Goldwyn Mayer Studios, Inc.	8.62	04/08/12	15,275,811
231	Metro-Goldwyn Mayer Studios, Inc. (Revolver)	8.61	04/08/10	222,018
2,292	Panavision, Inc.	8.37 - 8.38	03/31/11	2,309,170
4,444	Regal Cinemas Corp.	7.11	11/10/10	4,437,616
				31,338,921
	Multi-Sector Companies (0.0%)
404	MAFCO Finance Corp.	7.35 - 7.36	12/08/11	405,078

	Oil & Gas Pipelines (1.2%)
2,893	El Paso Corp.	7.22	08/01/11	2,912,864
1,000	Exco Partners Op Partnership LLC	11.38 - 11.44	10/02/11	999,380
1,980	Key Energy Group, Inc.	7.85 - 7.86	06/30/12	1,988,672
359	Semcrude, L.P.	7.60	03/16/11	361,646
5,000	Targa Resources, Inc.	7.60	10/31/07	5,006,650
3,253	Targa Resources, Inc.	7.61 - 7.63	10/31/12	3,271,122
				14,540,334
	Oil & Gas Production (0.4%)
1,200	CDX Funding, LLC	10.61	03/31/13	1,209,996
2,000	Hudson Products Holdings, Inc.	8.11 - 8.12	12/05/13	2,011,240
2,000	Willbros USA, Inc.	10.17	10/27/09	2,007,500
				5,228,736

	Oilfield Services (0.0%)
400	Chart Industries, Inc.	7.38	10/27/09	401,500

	Other Consumer Specialty (0.1%)
593	Weightwatchers.com, Inc.	7.57 - 7.62	12/16/10	595,400
250	Weightwatchers.com, Inc.	10.36	06/16/11	251,562
				846,962
	Pharmaceuticals: Major (0.1%)
1,758	Warner Chilcott Holdings Company III, Ltd.	7.61 - 7.62	01/18/12	1,768,181

	Pharmaceuticals: Other (0.1%)
1,725	Bradley Pharmaceuticals, Inc.	9.35	11/14/10	1,733,625

	Printing/Publishing (3.6%)
1,500	ACS Media, LLC	7.86 - 7.88	12/21/13	1,506,090
2,466	ALM Media, Inc.	7.87	03/05/10	2,468,732
889	Ascend Media Holdings, LLC	8.87	01/31/12	866,123
748	Black Press Group Ltd.	7.37	08/02/13	753,736
4,869	Canon Communications, LLC	8.35	05/31/11	4,893,622
1,480	Day International Group, Inc.	8.12	12/05/12	1,493,167
1,975	Day International Group, Inc.	12.61	12/05/13	2,010,175
2,208	Dex Media West, LLC	6.85 - 6.88	03/09/10	2,206,688
3,186	Endurance Business Media, Inc.	8.10	07/26/13	3,206,024
1,714	Endurance Business Media, Inc.	12.60	01/26/14	1,727,143
2,937	Gatehouse Media, Inc.	7.60	12/06/13	2,945,418
4,900	Idearc, Inc.	7.35	11/17/14	4,930,478
4,695	MC Communications, LLC	7.97	12/31/10	4,712,673
1,496	Medimedia USA, Inc.	7.77 - 7.86	10/05/13	1,504,664
459	PBI Media, Inc.	7.60 - 7.63	09/30/12	459,574
1,500	PBI Media, Inc.	11.38	09/30/13	1,504,995
498	Thomas Nelson, Inc.	7.60 - 7.62	06/12/12	498,744
4,000	Yell Group PLC (United Kingdom)	7.35	10/27/12	4,029,760
				41,717,806
	Property/Casualty Insurance (0.2%)
2,030	Sedgwick CMS Holdings, Inc.	7.57 - 7.62	01/31/13	2,033,269

	Publishing: Books/Magazines (3.8%)
7,960	American Media Operations, Inc.	8.37	01/13/13	8,010,546
1,921	Caribe Information Investment, Inc.	7.62 - 7.63	03/31/13	1,922,884
4,900	Cygnus Business Media, Inc.	9.87 - 11.25	07/13/09	4,887,750
6,331	F&W Publications, Inc.	8.38 - 11.62	08/05/12	6,361,938
2,977	Haights Cross Operating Co.	8.88 - 9.88	08/20/08	2,990,428
3,866	Hanley Wood, LLC	7.61 - 7.62	08/01/12	3,870,205
1,485	Network Communications, Inc.	7.85 - 8.04	11/30/12	1,492,425
4,950	Primedia, Inc.	7.60	09/30/13	4,941,733
123	Primedia, Inc. (Revolver)	7.81	09/30/13	122,591
8,922	R.H. Donnelley, Inc.	6.85 - 6.87	06/30/11	8,904,196
886	Source Media, Inc.	7.61	11/08/11	890,164
				44,394,860
	Pulp & Paper (1.0%)
264	Altivity Packaging, LLC	7.61	06/30/13	267,800
11,601	Georgia Pacific Corp.	7.35 - 7.38	12/20/12	11,668,284
				11,936,084
	Real Estate - Industrial/Office (0.5%)
2,500	BioMed Realty Trust, Inc.	7.60	05/30/10	2,493,750
2,000	LNR Property Corp.	8.12	07/12/11	2,010,420
1,459	Newkirk Master, LP	7.10	08/11/08	1,461,475
				5,965,645
	Real Estate Development (2.4%)
2,000	California Coastal Communities, Inc.	8.10	09/15/11	2,002,500
5,000	Edge-Star Partners, LLC	9.38	11/18/07	5,000,000
4,485	Ginn-LA CS Borrower, LLC	8.36 - 8.37	06/08/11	4,327,611
2,000	Ginn-LA CS Borrower, LLC	12.36	06/08/12	1,710,000
5,000	Landsource Communities Development, LLC	7.88	03/31/10	4,953,100
93	Lion Gables Realty, LP	7.10	09/30/07	93,367
2,506	London Arena & Waterfront Finance LLC (United Kingdom)	8.85	03/08/12	2,527,991
2,987	Tamarack Resort LLC	8.61 - 8.62	05/19/11	2,926,770
5,000	WCI Communications, Inc.	7.35	12/23/10	4,876,900
				28,418,239

	Recreational Products (0.7%)
248	Easton-Bell Sports, Inc.	7.10	03/16/12	248,229
1,975	Mega Brands, Inc. (Canada)	7.19	07/27/10	1,976,225
3,376	Pure Fishing, Inc.	8.62 - 8.86	09/30/10	3,367,140
2,182	True Temper Sports, Inc.	7.85 - 9.75	03/15/11	2,184,452
				7,776,046
	Restaurants (0.9%)
3,613	Arby’s Restaurant Group, Inc.	7.60 - 7.63	07/25/12	3,627,141
1,076	Carrols Corp.	7.88	12/31/10	1,080,809
814	Denny’s, Inc.	7.50 - 7.61	03/31/12	820,773
495	El Pollo Loco, Inc.	8.37	11/18/11	497,267
2,582	NPC International, Inc.	7.10 - 7.13	05/03/13	2,579,080
896	QCE LLC (Quizno’s)	7.63	05/05/13	894,219
827	Sagittarius Restaurants LLC	7.62	03/29/13	828,638
				10,327,927
	Retail - Specialty (2.3%)
6,691	Michael Stores, Inc.	8.38	10/31/13	6,739,415
3,542	Nebraska Book Co.	7.88	03/04/11	3,557,572
6,835	Neiman Marcus Group, Inc.	7.60	04/08/13	6,891,357
4,232	Pantry, Inc. (The)	7.10	01/02/12	4,245,455
2,494	Sally Holdings, Inc.	7.87	11/16/13	2,507,565
500	Savers, Inc.	8.09	08/11/12	503,440
2,970	TravelCenters of America, Inc.	7.10	12/01/11	2,972,317
				27,417,121
	Semiconductors (0.2%)
2,465	On Semiconductor Corp.	7.61	12/15/11	2,472,691

	Services to the Health Industry (1.1%)
3,524	CDI Acquisition Sub, Inc.	8.87	12/31/10	3,382,752
1,586	Concenta Operating Corp.	7.38 - 7.62	06/30/09	1,591,848
1,345	FHC Health Systems, Inc.	12.12 - 14.12	12/18/09	1,385,678
2,000	FHC Health Systems, Inc.	15.12	02/09/11	2,060,000
3,104	Harlan Sprague Dawley, Inc.	7.87 - 9.75	12/19/11	3,121,508
314	OmniFlight Helicopters, Inc.	9.10 - 10.75	09/30/11	314,623
434	OmniFlight Helicopters, Inc.	9.60 - 11.25	09/30/12	435,087
				12,291,496
	Specialty Insurance (0.1%)
870	Mitchell International, Inc.	7.37	08/15/11	873,423

	Specialty Telecommunications (0.2%)
3,000	Level 3 Communications, Inc.	8.37	12/01/11	3,037,500

	Telecommunications (1.5%)
2,855	Boston Generating, LLC	5.24 - 7.60	12/20/13	2,855,172
145	Boston Generating, LLC (Revolver)	7.62	12/20/13	144,828
1,000	CavTel Holdings, LLC	10.12	12/31/12	1,004,380
6,000	FairPoint Communications, Inc.	7.13	02/08/12	6,002,820
2,980	Hawaiian Telcom Communications, Inc.	7.62	10/31/12	2,976,275
4,322	KMC Telecom, Inc. (b) (c) (g)	10.87	06/30/10	366,898
2,971	Madison River Capital, LLC	7.62	07/29/12	2,980,255
1,568	Time Warner Telecom, Inc.	7.60	01/07/13	1,580,816
				17,911,444
	Textiles (0.6%)
3,630	Polymer Group, Inc.	7.61	11/22/12	3,639,075
1,575	Propex Fabrics, Inc.	7.63	07/31/12	1,575,028
1,749	St. John Knits International, Inc.	9.35	03/21/12	1,753,233
				6,967,336
	Tobacco (0.5%)
1,443	Alliance One International, Inc.	8.12 - 8.33	05/13/08	1,454,222
2,304	Commonwealth Brands, Inc.	7.69	12/22/12	2,322,518
1,658	Reynolds American, Inc.	7.10 - 7.19	05/31/12	1,671,550
				5,448,290
	Transportation (0.9%)
739	Helm Holding Corp.	7.87 - 7.88	07/08/11	741,171
1,751	Horizon Lines, LLC	7.62	07/07/11	1,757,619
2,229	Kenan Advantage Group, Inc.	8.36	12/16/11	2,245,467
5,260	Quality Distribution, Inc.	8.35	11/13/09	5,273,111
711	Standard Steel, LLC	7.87	06/30/12	716,045
				10,733,413
	Utilities (2.1%)
667	Astoria Generating Co.	9.12	08/23/12	676,300

934	Infrastrux Group, Inc.	8.60	11/03/12	939,860
2,884	LSP Generating Finance Co., LLC	7.11	05/04/13	2,892,141
200	LSP Generating Finance Co., LLC	8.86	05/04/14	202,624
1,238	Mirant North America, LLC	7.10	01/03/13	1,237,611
1,822	NE Energy Holdings, Inc.	9.75	11/01/13	1,839,860
2,400	NE Energy Holdings, Inc.	9.88	05/01/14	2,439,000
5,718	NRG Energy, Inc.	7.36	02/01/13	5,754,799
2,344	Reliant Energy, Inc.	7.59 - 7.73	12/01/10	2,363,596
6,324	Thermal North America, Inc.	8.07 - 8.12	10/24/08	6,346,696
				24,692,487
	Waste Management (0.4%)
557	Duratek, Inc.	7.63	06/07/13	561,063
59	Energy Solutions, LLC	7.60	06/07/11	59,122
1,230	Energy Solutions, LLC	7.63	06/07/13	1,239,014
2,829	LVI Services, Inc.	10.36	11/16/11	2,639,397
				4,498,596
	Wireless Telecommunications (0.8%)
8,232	Centennial Cellular Operating Co.	7.61 - 7.62	02/09/11	8,301,855
995	Cricket Communications, Inc.	8.11	06/16/13	1,006,821
				9,308,676
	Total Variable Rate Senior Loan Interests (Cost $1,136,410,735)			1,129,956,251

NUMBER OF
SHARES	Common Stocks (0.6%)
	Automotive Aftermarket (0.1%)
100,632	Safelite Glass Corp. (Acquired 09/29/00, Cost $58,636) (b) (e) (h)	754,740
6,793	Safelite Realty Corp. (Acquired 09/29/00, Cost $3,958) (b) (e) (h)	0
		754,740
	Casino/Gaming (0.0%)
7,216	Aladdin Gaming Holdings, LLC (0.72% Ownership Interest, Acquired 09/01/04, Cost $4,330) (b) (e) (h)	2,728

	Consumer Sundries (0.1%)
52,654	World Kitchen, Inc. (Acquired 01/31/03, Cost $138,363) (b) (e) (h)	1,580,147

	Containers/Packaging (0.0%)
69	Nexpak Holdings, LLC (Acquired 01/01/05, Cost $6,411,773) (b) (e) (h)	0

	Engineering & Construction (0.3%)
53,500	Washington Group International, Inc. (e)	3,198,765

	Environmental Services (0.0%)
19,446	Environmental Systems Products Holdings, Inc. (b) (e)	402,143

	Medical Specialties (0.1%)
34,238	Dade Behring Holdings, Inc.	1,363,015

	Telecommunications (0.0%)
11,689,637	KMC Telecom, Inc. (Acquired 07/25/03, Cost $0) (b) (e) (h)	0

	Textiles (0.0%)
61,460	London Fog (b) (e)	0

	Total Common Stocks (Cost $8,606,772)	7,301,538

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	Senior Notes (1.0%)
	Construction Materials (0.1%)
$1,500	CPG International, Inc.	12.39%	07/01/12	1,537,500

	Forest Products (0.2%)
2,000	Boise Cascade, LLC	8.25	10/15/12	2,015,000

	Household/Personal Care (0.3%)
3,000	DEL Laboratories, Inc.	10.37	11/01/11	3,127,500

	Pulp & Paper (0.1%)
1,333	Verso Paper Holdings - 144A*	9.12	08/01/14	1,359,660

	Telecommunications (0.1%)
5,824	KMC Telecom, Inc. (Acquired between 07/25/03 and 09/29/06, Cost $4,725,977) (b) (c) (g) (h)	7.38	06/30/11	494,455
2,552	KMC Telecom, Inc. (Acquired between 07/25/03 and 09/29/06, Cost $2,074,813) (b) (c) (g) (h)	7.63	06/30/11	216,682
1,000	Qwest Corp.	8.61	06/15/13	1,087,500
				1,798,637
	Wireless Telecommunications (0.2%)
2,000	Rogers Wireless Inc. (Canada)	8.49	12/15/10	2,045,000

	Total Senior Notes (Cost $16,756,751)			11,883,297

NUMBER OF		EXPIRATION
WARRANTS		DATE
	Warrants (b) (e) (h) (0.0%)
	Casino/Gaming (0.0%)
20,570	Opbiz (Planet Hollywood) (Acquired between 09/01/04 and 04/19/05, Cost $0)	09/01/10	41,142

	Internet Software/Services (0.0%)
98,655	Mobile Pro Corp. (Acquired 11/12/04, Cost $0)	11/15/09	0

	Total Warrants (Cost $0)		41,142

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	Short-Term Investment (0.4%)
	Repurchase Agreement
$4,168	Joint repurchase agreement account (dated 12/29/06; proceeds $4,170,438) (i) (Cost $4,168,000)	5.265%	01/02/07	4,168,000

	Total Investments (Cost $1,165,942,258) (j) (k)		99.0%	1,153,350,228

	Other Assets in Excess of Liabilities		1.0	11,895,791

	Net Assets		100.0%	$1,165,246,019

*	Resale is restricted to qualified institutional investors.

(a)	Interest rates shown are those in effect at December 31, 2006.

(b)

Securities with total market value equal to $6,303,029 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(c)	Non-income producing security; loan or note in default.

(d)	Payment-in-kind security.

(e)	Non-income producing securities.

(f)	Issuer is restructuring loan.

(g)	Issuer is liquidating loan.

(h)	Resale is restricted. No transaction activity during the year.

(i)	Collateralized by federal agency and U.S. Treasury obligations.

(j)	Securities have been designated as collateral in an amount equal to $48,949,168 in connection with unfunded loan commitments.

(k)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $11,459,231 and the aggregate gross unrealized depreciation is $24,051,261, resulting in net unrealized depreciation of $12,592,030.

See Notes to Financial Statements

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Prime Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 09, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 09, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 09, 2007